Label	Element	Value
Baillie Gifford The Long Term Global Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford The Long Term Global Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to meet its objective through investment in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The portfolio managers will select investments without regard to the geographic, industry, sector, or individual company weightings on any index.  While the portfolio managers are not constrained by geographic limitations, the Fund will ordinarily invest in securities of issuers located in at least six different countries and will invest primarily in companies located in non-U.S. countries.  The Fund may invest in stocks of any market capitalization. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  In constructing the Fund’s portfolio, the portfolio managers generally select between 30 and 60 issuers in which they have high conviction.  As a result, the Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a single issuer or a small number of issuers.  Although the Fund seeks to invest across a broad spectrum of sectors and industries, the portfolio managers’ unconstrained approach to selecting investments may result in significant exposure to a small number of industries or sectors.  Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options.  The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Primary Investment Risks.”

– Management and Operational Risk – The value of the Fund’s investments will be affected by the techniques and analyses of the Fund’s portfolio managers. The Fund also runs the risk that the portfolio managers’ assessment of an investment may be wrong or that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

– Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

– Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

– Foreign Investment Risk and Emerging Markets Risk – Foreign securities, and, in particular, emerging markets securities, are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries.

– Investment Correlation Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund’s investments were less correlated.

– Currency and Hedging Risk – Fluctuations in the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies due to changing currency exchange rates can adversely affect the Fund’s value. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency or if the currency hedging is otherwise ineffective.

– Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, large position size, or regulatory restrictions.  As a result, it may not be possible to sell an investment at a particular time or at an acceptable price.

– Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

– Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

– Operational and Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. After-tax returns are shown for only Class 2 shares, and after-tax returns for other Classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns – The Long Term Global Growth Equity Fund Class 2 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest quarterly return was 14.47% (for the calendar quarter ended December 31, 2015) and the lowest quarterly return was -9.75% (for the calendar quarter ended September 30, 2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.75%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class 2 shares, and after-tax returns for other Classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2015
Baillie Gifford The Long Term Global Growth Equity Fund | MSCI ACWI Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014
Baillie Gifford The Long Term Global Growth Equity Fund | FTSE All World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.80%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014
Baillie Gifford The Long Term Global Growth Equity Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,228
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	316
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	548
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.91%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.71%	[1],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[4]
Baillie Gifford The Long Term Global Growth Equity Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,135
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	291
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Annual Return 2015	rr_AnnualReturn2015	13.99%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.79%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014
Baillie Gifford The Long Term Global Growth Equity Fund | Class 2 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.55%	[1]
Baillie Gifford The Long Term Global Growth Equity Fund | Class 2 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.00%	[1]
Baillie Gifford The Long Term Global Growth Equity Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 3 and 5 were unfunded as of December 31, 2015. Therefore, Other Expenses have been estimated for these classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,053
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	467
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,038
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.99%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.79%	[1],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[6]
Baillie Gifford The Long Term Global Growth Equity Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,017
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.99%	[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.79%	[1],[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[7]
Baillie Gifford The Long Term Global Growth Equity Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.62%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 3 and 5 were unfunded as of December 31, 2015. Therefore, Other Expenses have been estimated for these classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	435
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	958
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	423
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 943
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.99%	[8]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.79%	[1],[8]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[8]

[1]	The Fund commenced operations on June 10, 2014.
[2]	Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as described in detail under "Share Classes - Shareholder Service Fees" below.
[3]	The Manager has contractually agreed to waive its fees and/or bear other expenses of The Long Term Global Growth Equity Fund through April 30, 2017 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.85% for Class 1 shares, 0.77% for Class 2 shares, 0.70% for Class 3 shares, 0.67% for Class 4 shares, and 0.62% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.
[4]	Performance for Class 1 shares prior to their date of inception (July 8, 2015) is derived from the historical performance of Class 2 shares and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[5]	Classes 3 and 5 were unfunded as of December 31, 2015. Therefore, Other Expenses have been estimated for these classes based on the Other Expenses of Class 2 shares.
[6]	Performance for Class 3 shares, which were unfunded as of December 31, 2015, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it returns would have been higher.
[7]	Performance for Class 4 shares prior to their date of inception (October 6, 2015) is derived from the historical performance of Class 2 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it returns would have been higher.
[8]	Performance for Class 5 shares, which were unfunded as of December 31, 2015, is derived from the historical performance of Class 2 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it returns would have been higher.